Revenue (Tables)	12 Months Ended
Dec. 31, 2022
Revenue [Abstract]
Revenue
The details of our revenue by type are as follows:

For the years ended December 31	2022	2021
Digital assets mined	$133,040	$165,398
Hosting fees	751	8,376
High performance computing	16,891	–
Total revenue	$150,682	$173,774